Note 15 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012

Net income for purposes of calculating basic and diluted earnings per share	9,612	15,996	12,026
Weighted average shares outstanding	62,841	62,556	62,218
Dilutive effect of employee stock options	1,258	1,279	1,182
Dilutive effect of restricted and performance share units	271	25	-
Weighted average common and common equivalent shares outstanding	64,370	63,860	63,400
Earnings per share
Basic	0.15	0.26	0.19
Diluted	0.15	0.25	0.19